united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Drive, Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 3/31

Date of reporting period: 6/30/2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

	Discretionary Managed Futures Strategy Fund
	CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
	June 30, 2015
Principal ($)		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 25.7%
	AEROSPACE/DEFENSE - 0.7%
40,000	Boeing Capital Corp.	4.70	10/27/2019	$ 44,346
20,000	General Dynamics Corp.	2.25	11/15/2022	18,963
75,000	Northop Grumman Corp.	3.25	8/1/2023	73,476
60,000	Raytheon Co.	2.50	12/15/2022	58,594
				195,379
	APPAREL - 0.2%
60,000	NIKE, Inc.	2.25	5/1/2023	57,833

	AUTO MANUFACTURERS - 0.5%
25,000	Ford Motor Credit Co. LLC	2.25	8/2/2021	28,461
100,000	Toyota Motor Credit Corp.	2.13	7/18/2019	100,321
				128,782
	AUTO PART S& EQUIPMENT - 0.1%
40,000	Johnson Controls, Inc.	5.50	1/15/2016	41,005

	BANKS - 6.9%
295,000	Bank of America Corp.	2.60	1/15/2019	298,213
140,000	BB&T Corp.	2.25	2/1/2019	140,648
110,000	BB&T Corp.	6.85	4/30/2019	128,738
125,000	Citigroup, Inc.	4.00	8/5/2024	123,344
245,000	Fifth Third Bancorp	2.30	3/1/2019	245,235
130,000	Goldman Sachs Group, Inc.	2.38	1/22/2018	131,977
50,000	Goldman Sachs Group, Inc.	3.85	7/8/2024	50,015
30,000	HSBC Holdings PLC	5.10	4/5/2021	33,442
75,000	JPMorgan Chase & Co.	3.20	1/25/2023	73,559
120,000	KeyCorp	5.10	3/24/2021	116,616
95,000	Morgan Stanley	3.70	10/23/2024	94,615
130,000	Morgan Stanley	5.50	7/28/2021	146,652
85,000	PNC Financial Services Group, Inc.	3.90	4/29/2024	85,867
165,000	Wells Fargo & Co.	3.45	2/13/2023	164,107
				1,833,028
	BEVERAGES - 0.1%
30,000	Coca-Cola Co.	3.20	11/1/2023	30,302

	BIOTECHNOLOGY - 0.4%
100,000	Amegen, Inc.	3.88	11/15/2021	104,870

	CHEMICALS - 0.8%
35,000	Praxair, Inc.	3.00	9/1/2021	36,069
150,000	Rohm & Haas Co.	6.00	9/15/2017	163,866
				199,935
	COMPUTERS - 0.2%
50,000	Apple, Inc.	3.45	5/6/2024	49,741

	DIVERSIFIED FINANCIAL SERVICES - 1.6%
45,000	American Express Co.	2.25	8/15/2019	45,076
90,000	Bear Stearns Cos, LLC.	4.65	7/2/2018	96,979
30,000	Capital One Bank USA NA	8.80	7/15/2019	36,802
135,000	General Electric Capital Corp.	3.15	9/7/2022	135,544
100,000	Jefferies Group LLC	8.50	7/15/2019	118,715
				433,116
	ELECTRIC - 1.6%
100,000	Alabama Power Co.	3.55	12/1/2023	102,325
40,000	Arizona Public Service Co.	8.75	3/1/2019	49,040
50,000	Dominion Resources, Inc.	2.50	12/1/2019	50,149
10,000	NiSource Finance Corp.	6.40	3/15/2018	11,207
100,000	NV Energy, Inc.	6.25	11/15/2020	115,829
105,000	PPL Capital Funding, Inc.	3.50	12/1/2022	106,252
				434,802
	Discretionary Managed Futures Strategy Fund
	CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	June 30, 2015
Principal ($)		Coupon Rate (%)	Maturity	Value

	FOOD - 1.6%
20,000	ConAgra Foods, Inc.	7.00	4/15/2019	$ 22,842
65,000	General Mills, Inc.	3.65	2/15/2024	66,548
80,000	HJ Heinz Co.	3.50	7/15/2022	80,188
150,000	Kellogg Co.	4.15	11/15/2019	159,927
100,000	Kroger Co.	3.85	8/1/2023	102,574
				432,079
	GAS - 0.1%
35,000	Sempra Energy	6.50	6/1/2016	36,668

	HOUSEHOLD PRODUCTS/WARES - 0.1%
30,000	Clorox Co.	3.50	12/15/2024	29,663

	INSURANCE - 0.7%
160,000	MetLife, Inc.	6.82	8/15/2018	184,152

	INTERNET - 0.3%
50,000	Amazon.com, Inc.	2.50	11/29/2022	47,356
35,000	eBay, Inc.	2.60	7/15/2022	32,511
				79,867
	MACHINERY-CONSTRUCTION & MINING - 0.2%
60,000	Caterpillar Inc.	2.00	3/5/2020	59,295

	MACHINERY - DIVERSIFIED - 0.3%
70,000	John Deere Capital Corp.	1.55	12/15/2017	70,471

	MEDIA - 1.3%
145,000	CBS Corp.	3.38	3/1/2022	143,237
85,000	Comcast Corp.	3.38	2/15/2025	83,879
100,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.	5.88	10/1/2019	112,881
				339,997
	MINING - 0.3%
35,000	BHP Billiton Finance USA, Ltd.	2.88	2/24/2022	34,301
40,000	Rio Tinto Finance USA PLC	2.25	12/14/2018	40,225
				74,526
	MISCELLANEOUS MANUFACTURING - 0.6%
75,000	3M Co.	1.38	9/29/2016	75,615
85,000	3M Co.	1.63	6/15/2019	84,704
				160,319
	OIL & GAS - 0.8%
70,000	Apache Corp.	3.25	4/15/2022	68,840
35,000	BP Capital Markets PLC	3.56	11/1/2021	36,323
45,000	Marathon Petroleum Corp.	3.63	9/15/2024	44,181
50,000	Valero Energy Corp.	9.38	3/15/2019	61,534
				210,878
	PHARMACEUTICALS - 1.0%
160,000	Express Scripts Holding Co.	2.25	6/15/2019	158,704
55,000	Medco Health Solutions, Inc.	7.13	3/15/2018	62,606
40,000	Merck Sharp & Dohme Corp.	5.00	6/30/2019	44,540
				265,850
	PIPELINES - 0.3%
40,000	Energy Transfer Partners LP	5.20	2/1/2022	41,881
30,000	Enterprise Products Operating, LLC.	3.90	2/15/2024	30,125
				72,006
	REITS - 0.6%
150,000	Boston Properties LP	3.85	2/1/2023	153,595
15,000	Simon Property Group LP	2.20	2/1/2019	15,156
				168,751
	Discretionary Managed Futures Strategy Fund
	CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	June 30, 2015
Principal ($)		Coupon Rate (%)	Maturity	Value
	RETAIL - 2.0%
95,000	Home Depot, Inc.	5.40	3/1/2016	$ 98,000
100,000	Lowe's Cos Inc.	3.80	11/15/2021	105,829
25,000	Macy's Retail Holdings, Inc.	2.88	2/15/2023	24,067
95,000	McDonald's Corp.	3.25	6/10/2024	94,405
80,000	McDonald's Corp.	3.50	7/15/2020	84,079
85,000	Staples, Inc.	4.38	1/12/2023	85,337
40,000	Walgreens Boots Alliance, Inc.	3.10	9/15/2022	38,849
				530,566
	TELECOMMUNICATIONS - 2.1%
275,000	AT&T, Inc.	2.63	12/1/2022	258,366
110,000	British Telecommunications PLC	2.35	2/14/2019	110,486
100,000	Cisco Systems, Inc.	5.50	2/22/2016	103,078
35,000	Motorola Solutions, Inc.	3.75	5/15/2022	34,446
40,000	Verizon Communications, Inc.	4.15	3/15/2024	41,056
				547,432
	TRANSPORTATION - 0.3%
65,000	FedEx Corp.	2.63	8/1/2022	63,007
20,000	Union Pacific Corp.	3.75	3/15/2024	21,033
				84,040

	TOTAL COPORATE BONDS (Cost $6,838,022)			6,855,353

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 38.3%
5,680,000	United States Treasury Note/Bond	0.50	3/31/2017	5,674,229
750,000	United States Treasury Note/Bond	1.25	10/31/2015	752,930
725,000	United States Treasury Note/Bond	1.50	12/31/2018	732,137
40,000	United States Treasury Note/Bond	2.00	2/15/2025	38,862
500,000	United States Treasury Note/Bond	2.00	9/30/2020	507,266
785,000	United States Treasury Note/Bond	2.25	11/15/2024	780,216
800,000	United States Treasury Note/Bond	4.00	8/15/2018	873,875
800,000	United States Treasury Note/Bond	4.50	2/15/2016	821,562

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $10,156,798)			10,181,077

	MORTGAGE-BACKED SECURITIES - 7.3%
457,946	Fannie Mae Pool	3.50	5/1/2045	472,466
479,454	Fannie Mae Pool	3.50	6/1/2045	494,656
547,669	Fannie Mae Pool	4.00	3/1/2045	581,445
396,377	Freddie Mac Gold Pool	3.00	3/1/2045	394,446

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $1,938,124)			1,943,013
	Discretionary Managed Futures Strategy Fund
	CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	June 30, 2015

Contracts		Strike Price	Expiration Date	Value
	PURCHASED OPTIONS ON FUTURES CONTRACTS - 3.9% +
	PURCHASED PUT OPTIONS ON FUTURES CONTRACTS - 0.9% +
5	COTTON	35.0	JUL16	$ 50
15	LEAN HOGS	640.0	OCT15	16,500
15	LEAN HOGS	540.0	OCT15	2,850
2	COFFEE NY	110.0	SEP15	233
2	COFFEE NY	110.0	SEP15	233
1	COFFEE NY	110.0	SEP15	116
1	COFFEE NY	110.0	SEP15	116
2	COFFEE NY	110.0	SEP15	233
3	COFFEE NY	110.0	SEP15	349
2	COFFEE NY	110.0	SEP15	233
2	COFFEE NY	110.0	SEP15	233
2	COFFEE NY	115.0	SEP15	533
3	COFFEE NY	115.0	SEP15	799
1	COFFEE NY	110.0	SEP15	116
26	CORN	310.0	SEP15	163
1	COFFEE NY	110.0	SEP15	116
17	WHEAT	410.0	SEP15	106
1	COFFEE NY	110.0	SEP15	116
100	SOYBEANS	900.0	SEP15	8,750
5	COFFEE NY	115.0	SEP15	1,331
30	LEAN HOGS	720.0	OCT15	90,000
1	COFFEE NY	115.0	SEP15	266
1	COFFEE NY	110.0	SEP15	116
1	COFFEE NY	115.0	SEP15	266
1	COFFEE NY	110.0	SEP15	116
4	SUGAR NY	10.5	OCT15	224
1	COFFEE NY	110.0	SEP15	116
30	LEAN HOGS	780.0	AUG15	59,400
2	SUGAR NY	10.5	OCT15	112
1	COFFEE NY	110.0	DEC15	551
80	LEAN HOGS	760.0	JUL15	25,600
40	SOYBEANS	880.0	NOV15	9,000
1	COFFEE NY	110.0	DEC15	551
40	SOYBEANS	900.0	SEP15	3,500
120	SOYBEANS	900.0	SEP15	10,500
40	CORN	395.0	JUL15	4,000
3	COFFEE NY	110.0	DEC15	1,654
22	SOYABEAN	900.0	SEP15	2,338
				241,486
	Discretionary Managed Futures Strategy Fund
	CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	June 30, 2015

Contracts		Strike Price	Expiration Date	Value
	PURCHASED CALL OPTIONS ON FUTURES CONTRACTS - 3.0% +
15	LEAN HOGS	900.0	JUL15	75
10	SUGAR NY	15.0	MAR16	6,160
18	SOYBEANS	1,060.0	NOV15	36,225
9	SOYBEANS	1,060.0	NOV15	18,113
8	SOYBEANS	1,060.0	NOV15	16,100
17	WHEAT	580.0	SEP15	44,625
1	COFFEE NY	160.0	SEP15	394
1	COFFEE NY	180.0	SEP15	143
9	WHEAT	580.0	SEP15	23,625
9	WHEAT	580.0	SEP15	23,625
1	CORN	410.0	SEP15	1,381
1	COFFEE NY	150.0	SEP15	724
100	SUGAR NY	14.0	OCT15	16,800
6	SUGAR NY	14.5	OCT15	672
2	COFFEE NY	150.0	SEP15	1,448
25	CHEESE	1.9	JUL15	25
1	COFFEE NY	170.0	SEP15	233
1	COFFEE NY	170.0	SEP15	233
80	CORN	400.0	SEP15	133,000
18	CORN	410.0	SEP15	24,863
48	COTTON	70.0	MAR16	75,840
18	COTTON	70.0	MAR16	28,440
2	COFFEE NY	160.0	DEC15	3,608
9	CORN	410.0	SEP15	12,431
4	COFFEE NY	150.0	SEP15	2,895
42	COTTON	70.0	MAR16	66,360
2	COFFEE NY	150.0	SEP15	1,448
1	COFFEE NY	150.0	SEP15	724
1	COFFEE NY	170.0	SEP15	233
40	CORN	400.0	SEP15	66,500
21	SOYBEANS	1,100.0	NOV15	28,613
40	CORN	395.0	JUL15	58,000
2	COFFEE NY	160.0	DEC15	3,608
1	COFFEE NY	150.0	SEP15	724
1	COFFEE NY	175.0	SEP15	180
1	COFFEE NY	175.0	SEP15	180
20	LEAN HOGS	800.0	JUL15	600
80	SOYBEANS	1,100.0	SEP15	69,500
40	SOYBEANS	1,100.0	SEP15	34,750
				803,098

	PURCHASED OPTIONS ON FUTURES CONTRACTS (Premiums Paid $853,858)			1,044,584
Shares
	SHORT-TERM INVESTMENT - 5.1%
	MONEY MARKET FUND - 5.1%
1,358,096	Dreyfus Cash Management Fund - Institutional Class, 0.04% (a) (Cost $1,358,096)			1,358,096

	TOTAL INVESTMENTS (Cost $21,144,898) (b) - 80.3%			$ 21,382,123
	OTHER ASSETS IN EXCESS OF LIABILITIES (c)- 19.7%			5,243,311
	NET ASSETS - 100.0%			$ 26,625,434

	Discretionary Managed Futures Strategy Fund
	CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	June 30, 2015

Contracts		Strike Price	Expiration Date	Value

	WRITTEN OPTIONS ON FUTURES CONTRACTS - (8.9) % +
	WRITTEN PUT OPTIONS ON FUTURES CONTRACTS +
15	COFFEE NY	170.0	DEC15	$ 211,106
15	LEAN HOGS	560.0	OCT15	4,200
5	COTTON	66.0	SEP15	3,100
15	COFFEE NY	145.0	DEC15	95,456
2	COFFEE NY	120.0	SEP15	1,155
2	COFFEE NY	120.0	SEP15	1,155
1	COFFEE NY	120.0	SEP15	578
1	COFFEE NY	120.0	SEP15	578
30	COTTON	66.0	SEP15	18,600
5	SUGAR NY	14.0	MAR16	6,216
25	COFFEE NY	145.0	DEC15	159,094
25	COFFEE NY	170.0	DEC15	351,844
2	COFFEE NY	120.0	SEP15	1,155
3	COFFEE NY	120.0	SEP15	1,733
2	COFFEE NY	120.0	SEP15	1,155
2	COFFEE NY	120.0	SEP15	1,155
5	COTTON	60.0	SEP15	400
40	CORN	350.0	DEC15	7,000
1	COFFEE NY	120.0	SEP15	578
26	CORN	330.0	SEP15	650
1	COFFEE NY	120.0	SEP15	578
17	WHEAT	430.0	SEP15	106
1	COFFEE NY	120.0	SEP15	578
2	COFFEE NY	125.0	SEP15	2,220
30	COTTON	62.0	SEP15	4,800
30	LEAN HOGS	660.0	OCT15	44,100
30	COTTON	65.0	DEC15	31,650
1	COFFEE NY	125.0	SEP15	1,110
1	COFFEE NY	120.0	SEP15	578
1	COFFEE NY	125.0	SEP15	1,110
1	COFFEE NY	120.0	SEP15	578
1	COFFEE NY	120.0	SEP15	578
30	LEAN HOGS	720.0	AUG15	21,300
2	SUGAR NY	11.5	OCT15	448
1	COFFEE NY	120.0	DEC15	1,403
20	SUGAR NY	12.8	OCT15	16,576
20	LEAN HOGS	800.0	JUL15	31,000
25	FLUID MILK	16.3	JUL15	14,000
1	COFFEE NY	120.0	DEC15	1,403
4	COFFEE NY	120.0	SEP15	2,310
6	COTTON	60.0	MAR16	4,230
2	COFFEE NY	120.0	SEP15	1,155
18	COTTON	60.0	MAR16	12,690
2	SUGAR NY	11.3	OCT15	336
1	COFFEE NY	120.0	SEP15	578
6	COTTON	65.0	DEC15	6,330
1	SUGAR NY	11.3	OCT15	168
40	CORN	395.0	JUL15	1,750
3	COFFEE NY	120.0	DEC15	4,208
2	COFFEE NY	120.0	SEP15	1,155
6	COTTON	60.0	MAR16	4,230
40	SOYBEANS	980.0	SEP15	25,000
1	SUGAR NY	11.3	OCT15	168
				1,105,332

	Discretionary Managed Futures Strategy Fund
	CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	June 30, 2015

Contracts		Strike Price	Expiration Date	Value
	WRITTEN CALL OPTIONS ON FUTURES CONTRACTS +
15	LEAN HOGS	1,000.0	JUL15	$ 75
15	COFFEE NY	170.0	DEC15	19,856
15	LEAN HOGS	840.0	OCT15	1,200
5	COTTON	66.0	SEP15	7,875
15	COFFEE NY	145.0	DEC15	44,831
30	COTTON	66.0	SEP15	47,250
5	SUGAR NY	14.0	MAR16	4,872
25	COFFEE NY	145.0	DEC15	74,719
25	COFFEE NY	170.0	DEC15	33,094
5	COTTON	68.0	SEP15	5,250
30	COTTON	68.0	SEP15	31,500
30	COTTON	68.0	SEP15	31,500
20	SOYBEANS	960.0	SEP15	89,375
2	COFFEE NY	160.0	DEC15	3,608
1	COFFEE NY	160.0	DEC15	1,804
30	LEAN HOGS	800.0	OCT15	4,500
30	COTTON	65.0	DEC15	75,300
17	WHEAT	560.0	SEP15	56,419
9	WHEAT	560.0	SEP15	29,869
9	WHEAT	560.0	SEP15	29,869
1	CORN	390.0	SEP15	1,994
1	COFFEE NY	140.0	SEP15	1,414
20	SUGAR NY	12.8	OCT15	10,304
2	SUGAR NY	13.5	OCT15	538
2	COFFEE NY	140.0	SEP15	2,828
25	CHEESE	1.8	JUL15	500
18	CORN	390.0	SEP15	35,888
18	SOYBEANS	1,020.0	NOV15	52,313
2	COFFEE NY	150.0	DEC15	5,025
9	CORN	390.0	SEP15	17,944
20	SOYBEANS	960.0	SEP15	89,375
9	SOYBEANS	1,020.0	NOV15	26,156
4	COFFEE NY	140.0	SEP15	5,655
24	COTTON	70.0	DEC15	31,200
2	COFFEE NY	140.0	SEP15	2,828
6	COTTON	70.0	DEC15	7,800
8	SOYBEANS	1,020.0	NOV15	23,250
1	COFFEE NY	140.0	SEP15	1,414
6	COTTON	70.0	DEC15	7,800
21	SOYBEANS	1,080.0	NOV15	34,781
3	SUGAR NY	13.0	OCT15	1,243
40	CORN	395.0	JUL15	55,750
108	COTTON	75.0	MAR16	97,200
6	COTTON	74.0	DEC15	4,440
2	COFFEE NY	150.0	DEC15	5,025
1	COFFEE NY	140.0	SEP15	1,414
40	SOYBEANS	980.0	SEP15	148,000
1	SUGAR NY	13.0	OCT15	414

				1,265,259

	WRITTEN OPTIONS ON FUTURES CONTRACTS (Premiums Received $2,239,475)			$ 2,370,591

	Discretionary Managed Futures Strategy Fund
	CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	June 30, 2015

Contracts		Notional Amount at Value	Expiration Date	Unrealized Gain (Loss)

	LONG FUTURES CONTRACTS +
11	WPG CANOLA	94,001.64	JAN16	10,736
4	CORN	84,400.00	SEP15	7,800
193	SUGAR NY	2,974,361.60	MAR16	88,101
54	WHEAT	1,679,400.00	DEC15	158,538
26	SOYBEANS	1,354,925.00	JAN16	95,950
4	COCOA NY	130,480.00	DEC15	(1,277)
27	COFFEE NY	1,494,956.25	DEC16	(15,907)
1	NATURAL GAS	28,320.00	AUG15	520
59	NATURAL GAS INDEX SWAP	423,177.50	OCT15	4,810
88	NATURAL GAS INDEX SWAP	625,240.00	SEP15	6,533
4	NATURAL GAS-CALIFORNIA (PG&E)	4,625.00	OCT15	1,681
4	NATURAL GAS-CALIFORNIA (SCL)	1,875.00	AUG15	1,725
22	Dry Whey	367,840.00	JUL15	(1,694)
9	SOYBEANS	466,762.50	NOV15	11,250
7	CORN	151,025.00	DEC15	13,650
9	LEAN HOGS	231,210.00	DEC15	7,560
9	COFFEE NY	478,406.25	MAY16	6,806
30	COFFEE NY	1,615,500.00	JUL16	(32,588)
136	COFFEE NY	7,530,150.00	DEC16	125,006
6	COTTON	203,730.00	DEC15	5,375
160	SOYBEANS	8,450,000.00	JUL15	962,500
169	CORN	3,646,175.00	DEC15	363,113
80	BEANOIL	1,624,800.00	OCT15	82,560
171	WHEAT	5,256,112.50	JUL15	885,188
80	CORN	1,800,000.00	JUL16	108,000
124	BEANOIL	2,503,560.00	AUG15	37,200
80	WHEAT	2,512,000.00	MAR16	301,000
40	KCBT RED WHEAT	1,256,000.00	DEC15	192,000
57	BEANOIL	1,169,640.00	JAN16	21,888
29	BEANOIL	595,254.00	MAR16	11,136
40	LEAN HOGS	1,027,600.00	DEC15	(34,400)
30	LEAN HOGS	892,500.00	AUG15	22,500
30	LIVE CATTLE	1,808,400.00	OCT15	(9,600)
30	LIVE CATTLE	1,822,800.00	DEC15	(30,300)
32	LEAN HOGS	869,440.00	FEB16	(3,360)
1	COPPER LME	144,118.75	SEP15	(8,519)
3	ALUMINIUM LME	126,191.25	SEP15	(4,759)
2	ALUMINIUM LME	84,250.00	SEP15	(1,450)
2	ZINC LME	99,930.50	SEP15	(4,795)
1	TIN LME	69,597.10	SEP15	(6,878)
1	COPPER LME	144,125.00	SEP15	1,125

				3,378,724
	Discretionary Managed Futures Strategy Fund
	CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	June 30, 2015

Contracts		Notional Amount at Value	Expiration Date	Unrealized Gain (Loss)

	SHORT FUTURES CONTRACTS +
2	SOYBEANS	103,725.00	NOV15	(13,150)
17	COFFEE NY	867,000.00	DEC15	13,615
23	SOYBEANS	1,192,837.50	NOV15	(82,062)
14	COFFEE NY	695,100.00	SEP15	1,144
193	SUGAR NY	2,695,515.20	OCT15	(125,083)
49	WHEAT	1,508,587.50	SEP15	(139,325)
4	COCOA NY	130,760.00	SEP15	1,597
60	COTTON	2,037,300.00	DEC15	(14,581)
51	NATURAL GAS	1,463,190.00	OCT15	25,270
22	NATURAL GAS	625,240.00	SEP15	14,200
5	NATURAL GAS INDEX SWAP	35,400.00	AUG15	(522)
2	NATURAL GAS-CALIFORNIA (PG&E)	2,375.00	SEP15	(488)
1	NATURAL GAS-CALIFORNIA (SCL)	231.25	OCT15	(506)
2	NATURAL GAS-CALIFORNIA (SCL)	775.00	SEP15	(725)
39	COFFEE NY	2,041,650.00	MAR16	98,700
68	COFFEE NY	3,703,875.00	SEP16	96,675
68	COFFEE NY	3,823,725.00	MAR17	(97,631)
6	COTTON	201,870.00	MAR16	(3,999)
20	COFFEE NY	1,020,000.00	DEC15	3,638
70	SOYBEANS	3,630,375.00	NOV15	(397,125)
27	BEANMEAL	932,580.00	DEC15	(110,580)
244	BEANOIL	4,987,848.00	DEC15	(104,616)
18	SUGAR NY	251,395.20	OCT15	6,250
289	CORN	6,097,900.00	SEP15	(726,663)
40	WHEAT	1,244,000.00	DEC15	(42,500)
253	WHEAT	7,789,237.50	SEP15	(1,230,600)
40	KCBT RED WHEAT	1,279,000.00	MAR16	(186,500)
46	BEANOIL	938,400.00	MAY16	(49,128)
60	LIVE CATTLE	3,553,800.00	AUG15	71,100
30	LEAN HOGS	792,000.00	OCT15	(35,400)
16	SOYBEANS	829,800.00	NOV15	(81,500)
16	KCBT RED WHEAT	488,200.00	SEP15	(20,800)
88	LEAN HOGS	2,260,720.00	DEC15	45,840
3	ALUMINIUM LME	126,158.25	SEP15	6,367
1	COPPER LME	144,109.50	SEP15	2,941
2	ZINC LME	99,928.00	SEP15	4,497
2	ALUMINIUM LME	84,273.00	SEP15	1,427
1	COPPER LME	144,096.25	SEP15	254
1	TIN LME	69,597.90	SEP15	4,427
3	ALUMINIUM LME	126,825.00	SEP15	(437)
				(3,065,979)

	TOTAL NET UNREALIZED GAIN FROM OPEN FUTURES CONTRACTS			$ 312,745

	LONG FORWARD CONTRACTS +
2	NICKEL LME	143,274.00	JUL15	(18,666)

* Non-income producing investment.
+ This investment is a holding of DMFSF Fund Limited which commenced operations on September 3, 2013 and is a wholly-owned subsidiary of Discretionary Managed Futures Strategy Fund.
LP - Limited Partnership.
(a) Money market fund; interest rate reflects the seven-day effective yield on June 30, 2015.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $20,555,738, including options, and differs by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:		$ 1,155,903
		Unrealized depreciation:		(329,518)
		Net unrealized appreciation:		$ 826,385

( c ) Includes the net unrealized gain on options and futures which are presented separately in the consolidated portfolio of investments.

Discretionary Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2015

The following is a summary of significant accounting policies followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a setled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.  Triumph Alternatives, LLC (the “Advisor”) fair values the investments of systematic trading companies based on the Commodity Trading Advisor’s (the “CTA”) estimated position information on a same-trading day basis. The Advisor reviews and approves current day pricing of the CTA positions, as received from the administrator of the systematic trading company, which includes intra-day volatility and volume, expenses and daily performance fees, which is then used to determine a daily fair value NAV for each CTA. The Advisor’s fair value NAV is back tested daily and reviewed by the Fund’s fair valuation committee on a regular basis.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Baord on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market and (xi) the market value of any securities into which the security is convertible or exchangeable.

Discretionary Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2015

Futures Contracts - The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the consolidated statement of assets and liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.   As of June 30, 2015, the amount of unrealized gain on futures contracts subject to commodity price risk amounted to $312,745.

Options Transactions - The Fund is subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk. The Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.   As of June 30, 2015 the amount of unrealized appreciation on option contracts subject to commodity price risk amounted to $59,610.

The notional value of the derivative instruments outstanding as of June 30, 2015 as disclosed in the Consolidated Portfolio of Investments serve as indicators of the volume of derivative activity for the Fund.

Forward Contracts - The Fund may use forward contracts to achieve substantially similar strategies as those executed using futures contracts. A forward contract is an obligation to purchase or sell an asset at a future date at a price agreed upon by the parties. The Fund may either accept or make delivery of the asset at the maturity of the contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. The Fund may engage in forward contracts for hedging or investment purposes. Forward contracts are not traded on regulated exchanges and incur the risk of default by the counter party to the transaction. The contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and a Fund records a realized gain. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from investments and forward contracts in the Statement of Operations.  As of June 30, 2015 the amount of unrealized depreciation on forward  contracts subject to commodity price risk amounted to $18,666.

Discretionary Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2015

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2015 for the Fund’s assets measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Bonds & Notes	$ -	$ 6,855,353	$ -	$ 6,855,353
U.S. Government & Agency Obligations	-	10,181,077	-	10,181,077
Mortgage-Backed Securities	-	1,943,013	-	1,943,013
Short-Term Investment	1,358,096	-	-	1,358,096
Purchased Put Options on Futures Contracts	241,486	-	-	241,486
Purchased Call Options on Futures Contracts	803,098	-	-	803,098
Total	$ 2,402,680	$ 18,979,443	$ -	$ 21,382,123

Derivatives	Level 1	Level 2	Level 3	Total
Written Put Options on Futures Contracts	$ 1,105,332	$ -	$ -	$ 1,105,332
Written Call Options on Futures Contracts	1,265,259	-	-	1,265,259
Long Future Contracts (a)	3,378,724	-	-	3,378,724
Short Future Contracts (a)	(3,065,979)	-	-	(3,065,979)
Long Forward Contracts (a)	(18,666)	-	-	(18,666)
Total	$ 2,664,670	$ -	$ -	$ 2,664,670
(a) Amount shown represents unrealized gain(loss) at period end.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It's the Fund's policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.
See Consolidated Portfolio of Investmenst for industry classifications.

Consolidation of Subsidaries – The Consolidated Portfolio of Investments of the Fund includes DMFSF Fund Limited (“DMFSF”), a wholly-owned and controlled foreign subsidiary.

The Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

A summary of the Fund's investments in the DMFSF is as follows:
	Inception Date of CFC	CFC Net Assets at June 30, 2015		% of Fund Net Assets at June 30, 2015
DMFSF-CFC	9/3/13	$6,324,068		23.8%

The Fund currently invests a portion of its assets in the Partnership through DMFSF. DMFSF maintained a controlling interest in the Partnership during the period ended June 30, 2015 and consolidated the operations of the Partnership for the period ended June 30, 2015. The non-controlling interest is the portion of equity ownership in the Partnership not attributable to DMFSF or the Fund. The Fund may redeem its investment from the Partnership at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.  As of June 30, 2015 the percentage of the Fund’s net assets invested in the Partnership was 23.8%. The performance of the Fund may be directly affected by the performance of the Partnership.For tax purposes, DMFSF is an exempted Cayman investment company. DMFSF has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, DMFSF is a CFC which generates and is allocated no income which is considered effectively connected with U.S. trade or business and as such is not subject to U.S. income tax. However, as a wholly-owned CFC, DMFSF’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.In accordance with its investment objectives and through its exposure to the aforementioned managed futures program, the Fund may have increased or decreased exposure to one or more of the following risk factors defined below:Commodity Risk - Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.Credit Risk - Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.Foreign Exchange Rate Risk - Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk - Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk - Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk. Please refer to the Fund’s prospectus for a full listing of risks associated with these investments.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

*/s/ James P. Ash

James P. Ash, Principal Executive Officer/President

Date 8/25/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ James P. Ash

James P. Ash, Principal Executive Officer/President

Date 8/25/2015

By (Signature and Title)

*/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 8/25/2015